Employee Severance Plan (Tables)	12 Months Ended
Dec. 31, 2010
Employee Severance Plan
Accrued Employee Severance Plan Obligations

	2009	2010
(In millions of Korean won)
Balance at beginning of the year	849,414	593,054
Severance benefit	154,716	156,102
Plan payments	(411,076)	(244,373)

	593,054	504,783
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(417,067)	(366,553)

Balance at end of the year	175,987	138,230

Expected Future Benefits to Employees

(In millions of Korean won)
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 – 2020	263,467